TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to (reversal of) expense	$ (565,931)	¥ (3,697,024)	¥ 25,537
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	895,428	5,849,504	3,645,334	¥ 3,645,334
Charge to (reversal of) expense	(525,721)	(3,434,339)	¥ 59,638	2,204,170
Less: write-off	(21,444)	(140,079)
Ending balance	$ 348,263	¥ 2,275,086		¥ 5,849,504